Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Related party transactions owned	$ 123,266		$ 123,266		$ 1,132,634
Related party transactions, professional expenses			133,797		50,400
Related party transaction, amounts of transaction			149,178		92,356
Prepaid royalties	339,091		339,091		339,091	344,321
Related party, total proceeds				$ 366,000
Administrative and general expenses					41,956
Professional expense	303,574	$ 460,378	1,721,479	1,445,004	2,269,756	1,153,731
Frank Maresca [Member]
Related Party Transactions (Details) [Line Items]
Related party transactions owned	$ 123,266		123,266		1,132,634
Related party transaction, amounts of transaction					871,371
Related party, total proceeds					95,000
Administrative and general expenses					198,841
Professional expense					360,000	180,000
Maresca [Member]
Related Party Transactions (Details) [Line Items]
Related party transactions, professional expenses			240,000	$ 300,000
Related party transaction, amounts of transaction			$ 121,316
President [Member]
Related Party Transactions (Details) [Line Items]
Related party, total proceeds					168,907
Vice President [Member]
Related Party Transactions (Details) [Line Items]
Related party, total proceeds
Mr Richmond [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction, amounts of transaction					168,907
Administrative and general expenses					$ 368,500